Related Party Transactions	12 Months Ended
Jun. 30, 2013
Notes
Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

On April 23, 2012, an officer loaned the Company $1,236. The note bears no interest and is due July 18, 2013. During the year ended June 30, 2013, the Company repaid the entire balance.

On April 25, 2012, an officer loaned the Company $15,812. The note bears no interest and is due April 25, 2013. During the year ended June 30, 2013, the Company repaid the entire balance.

On June 26, 2012, an officer loaned the Company $8,708. The note bears no interest and is due June 26, 2013. During the year ended June 30, 2013, the Company repaid the entire balance.

On July 18, 2012, the Company borrowed $12,418 from a related party in the form of promissory note. The note bears no interest and is due on July 18, 2013.  During the year ended June 30, 2013, the Company issued 1,653,120 for the conversion of $12,418 which extinguished the debt in full. As a result, the Company recorded a loss on the settlement of the debt of $20,644.

On January 22, 2013, the Company borrowed $9,928 from a related party in the form of promissory note. The note bears interest at 9% per annum and is due on January 22, 2014. The note is collateralized by 1,241,810 shares of the Company’s common stock and has accrued interest in the amount of $392 as of June 30, 2013.

On February 26, 2013 the Company borrowed $8,783 from a related party in the form of promissory note. The note is unsecured, accrues interest at 9% per annum and is due on February 26, 2014. The note has accrued interest in the amount of $270 as of June 30, 2013.

An officer of the Company receives $8,000 a month for consulting fees until otherwise modified or cancelled by further action of the board. The Company has a balance due to the officer for consulting services of $53,987 as of June 30, 2013.